UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-03310

Name of Fund: Merrill Lynch Retirement Reserves Money Fund of Merrill Lynch
              Retirement Series Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Terry K. Glenn, President, Merrill Lynch
        Retirement Reserves Money Fund of Merrill Lynch Retirement Series Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 10/31/04

Date of reporting period: 11/01/03 - 10/31/04

Item 1 - Report to Stockholders

[LOGO] Merrill Lynch Investment Managers                         www.mlim.ml.com

                                Merrill Lynch
                                Retirement
                                Reserves
                                Money Fund
                                Of Merrill Lynch Retirement Series Trust

Annual Report
October 31, 2004

[LOGO] Merrill Lynch Investment Managers

Merrill Lynch Retirement Reserves Money Fund

Important Tax Information

Merrill Lynch Retirement Reserves Money Fund of Merrill Lynch Retirement Series Trust paid a long-term capital gain distribution of $0.000002 on October 29, 2004 to shareholders of record on October 29, 2004.

Please retain this information for your records.

Electronic Delivery

The Fund offers electronic delivery of communications to its shareholders. In order to receive this service, you must register your account and provide us with e-mail information. To sign up for this service, simply access this Web site http://www.icsdelivery.com/live and follow the instructions. When you visit this site, you will obtain a personal identification number (PIN). You will need this PIN should you wish to update your e-mail address, choose to discontinue this service and/or make any other changes to the service. This service is not available for certain retirement accounts at this time.


2       MERRILL LYNCH RETIREMENT RESERVES MONEY FUND    OCTOBER 31, 2004

A Letter From the President

Dear Shareholder

As we ended the current reporting period, the financial markets were facing a number of uncertainties. At the top of investors' minds were questions about economic expansion, corporate earnings, interest rates and inflation, politics, oil prices and terrorism.

After benefiting from aggressive monetary and fiscal policy stimulus, some fear the U.S. economy has hit a "soft patch." In fact, economic expansion has slowed somewhat in recent months, but we believe it is easing into a pace of growth that is sustainable and healthy. The favorable economic environment has served to benefit American corporations, which have continued to post strong earnings. Although the most impressive earnings results were seen earlier in the year, solid productivity, improved revenue growth and cost discipline all point to a vital corporate sector.

In terms of inflation and interest rates, the Federal Reserve Board (the Fed) has signaled its confidence in the economic recovery by increasing the Federal Funds target rate four times in the past several months, from 1% to 2% as of the November 10 Federal Open Market Committee meeting. Inflation, for its part, has remained in check. Investors and economists are focused on how quickly Fed policy will move from here.

With the presidential election now behind us, any politically provoked market angst should subside to some extent. The effect of oil prices, however, is more difficult to predict. At around $50 per barrel, the price of oil is clearly a concern. However, on an inflation-adjusted basis and considering modern usage levels, the situation is far from the crisis proportions we saw in the 1980s. Finally, although terrorism and geopolitical tensions are realities we are forced to live with today, history has shown us that the financial effects of any single event tend to be short-lived.

Amid the uncertainty, fixed income markets provided positive results. For the 12-month period ended October 31, 2004, the Lehman Brothers Aggregate Bond Index returned +5.53% and the Merrill Lynch U.S. Corporate and Government Master Index returned +5.54%. In terms of yield, the 10-year Treasury recorded a yield of 4.05% at the end of October 2004, versus 4.33% at October 31, 2003. The three-month Treasury yield was 1.91% at period-end, compared to .96% 12 months earlier.

For the individual investor, the key during uncertain times is to remain focused on the big picture. Investment success comes not from reacting to short-term volatility, but from maintaining a long-term perspective and adhering to the disciplines of asset allocation, diversification and rebalancing. We encourage you to work with your financial advisor to ensure these time-tested techniques are incorporated into your investment plan. We thank you for trusting Merrill Lynch Investment Managers, and we look forward to serving you in the months and years ahead.

                                                Sincerely,


                                                /s/ Terry K. Glenn

                                                Terry K. Glenn
                                                President and Trustee


        MERRILL LYNCH RETIREMENT RESERVES MONEY FUND    OCTOBER 31, 2004       3

[LOGO] Merrill Lynch Investment Managers

A Discussion With Your Fund's Portfolio Manager

      In anticipation of a series of interest rate hikes by the Federal Reserve Board, the Fund began to target shorter sectors of the yield curve and continued to focus on variable rate securities.

How did the Fund perform during the fiscal year in light of the existing market conditions?

For the 12-month period ended October 31, 2004, Merrill Lynch Retirement Reserves Money Fund's Class I and Class II Shares had net annualized yields of ..75% and .55%, respectively. As of October 31, 2004, the Fund's Class I and Class II Shares had seven-day yields of 1.32% and 1.12%, respectively.

The Fund's average portfolio maturity at October 31, 2004, was 59 days, compared to 70 days at April 30, 2004. The Fund's average portfolio maturity during the 12-month period ranged from a low of 58 days to a high of 70 days.

After a prolonged period of unchanged monetary policy, the Federal Reserve Board (the Fed) began its monetary tightening program in the second half of the Fund's fiscal year. The Fed's first 25 basis point (.25%) interest rate hike came in June 2004, followed by two additional 25 basis point increases in August and September. Having remained at a historic low of 1% for just over one year, the Federal Funds target rate ended the period at 1.75%. (The Fed raised interest rates once more after the close of the period, bringing the target short-term interest rate to 2% as of November 10.)

The Fed policy change was primarily prompted by unexpectedly strong payroll data for March, April and May 2004. After several months of anemic employment growth, the optimistic reports offered a clear sign that sufficient job creation was underway. In response, yields rose steadily for the remainder of the fiscal year. Under these circumstances, our strategy was to concentrate on shorter sectors of the yield curve and to maintain an overweight position in the variable rate sectors. This proved advantageous, and the Fund was able to provide shareholders with an above-average yield relative to its peers.

How did you manage the portfolio during the fiscal year?

Throughout the period, we carefully monitored Fed language and economic data for signals of interest rate direction. While the Fed seemed content to hold short-term rates at their historic lows early in the Fund's fiscal year, the positive employment reports in the spring sparked a change in sentiment. With the first strong employment report released in April, the market was given ample warning for the Fed's initial interest rate hike in June. But although a move to higher interest rates was imminent, the Fed made it clear that it would proceed with its tightening program at a "measured" pace.

With this in mind, our approach was not necessarily to aggressively shorten the Fund's overall duration. Instead, we sought to target shorter sectors of the yield curve while still maintaining a total duration in the area of 65 to 70 days. In line with this view, we focused on variable rate securities, which made up approximately 64% of the Fund's net assets at period-end. Because the coupons on variable rate securities continually reset, that portion of the portfolio offered the Fund protection in a period of rising interest rates. This enabled us to be a bit more aggressive with the remainder of our investments.

As expected, the front end of the yield curve was fairly steep. Thus, we were able to find both higher yields and greater value in maturities as short as six months. We were cautious in our approach to the longer sectors, as the two-year sector typically underperforms the rest of the yield curve in the beginning of a rising interest rate cycle. Historically, fair value for the two-year Treasury has been considered to be approximately +75 basis points above the Federal Funds level. With a yield of 2.56% at October 31 and a Federal Funds level of 2% (at November 10), we see limited value at this time.


4       MERRILL LYNCH RETIREMENT RESERVES MONEY FUND    OCTOBER 31, 2004

How would you characterize the Fund's position at the close of the period?

From a risk/reward perspective, we continue to believe that greater value exists in the shorter sectors of the yield curve versus the one-year and longer sectors. While we believe the long-term trend clearly points to higher interest rates, we believe that some of the forward rates in the longer sectors may be overzealous. In our opinion, the Fed may not have to move as aggressively as some observers believe, and may interrupt its series of interest rate hikes in December or 2005 to reflect on the economy's strength. In our view, high oil prices and the continued fear of a terror strike could pose legitimate threats to a sustainable recovery.

Based on our overall assessment, we continue to focus our investments in six-month commercial paper, which we believe represents reasonable value compared to one-year and two-year Treasury securities. Our duration target is currently a slightly more conservative 55 days to 65 days, allowing us some flexibility in case a sudden spike in yields should occur.

The Fund's portfolio composition, as a percent of net assets, at the end of October and as of our last report to shareholders is detailed below:

--------------------------------------------------------------------------------
                                                        10/31/04        4/30/04
--------------------------------------------------------------------------------
Certificates of Deposit--
   European ......................................           1.1%           0.5%
Certificates of Deposit--
   Yankee* .......................................           4.4            3.1
Commercial Paper .................................          18.8           31.3
Corporate Notes ..................................          18.6           11.2
Funding Agreements ...............................           4.9            4.6
Repurchase Agreements ............................           4.9            2.1
U.S. Government, Agency &
   Instrumentality Obligations--
   Discount ......................................           5.1            3.2
U.S. Government, Agency &
   Instrumentality Obligations--
   Non-Discount ..................................          43.8           46.2
Short-Term Investments ...........................           0.3            7.4
Liabilities in Excess of Other Assets ............          (1.9)          (9.6)
                                                           --------------------
Total ............................................         100.0%         100.0%
                                                           ====================

*     U.S. branches of foreign banks.

Donaldo S. Benito
Vice President and Portfolio Manager

November 9, 2004


        MERRILL LYNCH RETIREMENT RESERVES MONEY FUND    OCTOBER 31, 2004       5

[LOGO] Merrill Lynch Investment Managers

Disclosure of Expenses

Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and
(b) operating expenses including advisory fees, distribution fees including 12(b)-1 fees, and other Fund expenses. The following example (which is based on a hypothetical investment of $1,000 invested on May 1, 2004 and held through October 31, 2004) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds:

The first table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period."

The second table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

The expenses shown in the table are intended to highlight shareholders' ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees, or exchange fees. Therefore, the second table is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

                                                                                         Expenses Paid
                                                  Beginning             Ending         During the Period*
                                                Account Value        Account Value       May 1, 2004 to
                                                 May 1, 2004       October 31, 2004     October 31, 2004
=========================================================================================================
Actual
=========================================================================================================
Class I                                             $1,000             $1,004.50             $2.86
---------------------------------------------------------------------------------------------------------
Class II                                            $1,000             $1,003.50             $3.86
=========================================================================================================
Hypothetical (5% annual return before expenses)**
=========================================================================================================
Class I                                             $1,000             $1,022.15             $2.88
---------------------------------------------------------------------------------------------------------
Class II                                            $1,000             $1,021.15             $3.89
---------------------------------------------------------------------------------------------------------

* For each class of the Fund, expenses are equal to the annualized expense ratio for the class (.57% for Class I, and .77% for Class II), multiplied by the average account value over the period, multiplied by 182/364 (to reflect the one-half year period shown).
** Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 364.


6       MERRILL LYNCH RETIREMENT RESERVES MONEY FUND    OCTOBER 31, 2004

Schedule of Investments                                           (in Thousands)

                       Face                    Interest              Maturity
Issue                 Amount                     Rate*                 Date                Value
----------------------------------------------------------------------------------------------------
Certificates of Deposit--European--1.1%
----------------------------------------------------------------------------------------------------
Societe Generale     $ 51,000                    2.00+%             3/07/2005            $    50,960
----------------------------------------------------------------------------------------------------
Total Certificate of Deposit--European
(Cost--$51,000) .............................................................                 50,960
----------------------------------------------------------------------------------------------------
Certificates of Deposit--Yankee--4.4%
----------------------------------------------------------------------------------------------------
Canadian Imperial      67,000                    1.92+             11/15/2005                 67,000
Bank of Commerce,
NY
----------------------------------------------------------------------------------------------------
Credit Agricole        80,000                    1.80+              4/19/2005                 79,994
Indosuez, NY
----------------------------------------------------------------------------------------------------
Royal Bank             51,000                    1.75+              9/08/2005                 50,972
of Canada, NY
----------------------------------------------------------------------------------------------------
Total Certificates of Deposit--Yankee
(Cost--$197,966) ............................................................                197,966
----------------------------------------------------------------------------------------------------
Commercial Paper--18.8%
----------------------------------------------------------------------------------------------------
Amstel Funding         12,500                    1.80              11/17/2004                 12,488
Corporation            33,000                    1.85              11/22/2004                 32,959
                       26,000                    1.90              12/29/2004                 25,911
----------------------------------------------------------------------------------------------------
Aspen Funding          25,000                    2.14               3/25/2005                 24,778
Corporation
----------------------------------------------------------------------------------------------------
Beta Finance           25,000                    2.00               1/10/2005                 24,895
Incorporated           15,000                    2.02               3/22/2005                 14,870
----------------------------------------------------------------------------------------------------
Blue Ridge Asset       35,000                    1.90              11/24/2004                 34,952
Funding                24,000                    1.95              12/06/2004                 23,951
Corporation
----------------------------------------------------------------------------------------------------
CRC Funding, LLC        6,000                    1.80              11/24/2004                  5,992
----------------------------------------------------------------------------------------------------
Compass                29,300                    1.88              11/22/2004                 29,263
Securitization LLC
----------------------------------------------------------------------------------------------------
Dorada Finance         50,000                    2.04               3/24/2005                 49,560
Incorporated
----------------------------------------------------------------------------------------------------
Edison Asset           25,000                    1.79              11/15/2004                 24,979
Securitization, LLC    26,109                    2.00               3/14/2005                 25,897
----------------------------------------------------------------------------------------------------
General Electric       25,000                    1.75               2/02/2005                 24,861
Capital Corporation
----------------------------------------------------------------------------------------------------
Greyhawk               75,000                    2.06               1/24/2005                 74,623
Funding LLC
----------------------------------------------------------------------------------------------------
HBOS Treasury          25,000                    1.75               2/10/2005                 24,848
Services PLC
----------------------------------------------------------------------------------------------------
Jupiter                20,006                    1.85              11/22/2004                 19,981
Securitization         18,000                    1.852             11/23/2004                 17,977
Corporation
----------------------------------------------------------------------------------------------------
Kitty Hawk             31,000                    1.89              11/29/2004                 30,948
Funding Corporation
----------------------------------------------------------------------------------------------------
Morgan Stanley         52,000                    1.893+             3/11/2005                 52,000
                       31,000                    1.893+             3/25/2005                 31,000
----------------------------------------------------------------------------------------------------
New Center             20,000                    1.80              11/16/2004                 19,982
Asset Trust
----------------------------------------------------------------------------------------------------
PB Finance             30,000                    1.92              12/27/2004                 29,902
(Delaware), Inc.
----------------------------------------------------------------------------------------------------
Santander Central      50,000                    1.80               2/11/2005                 49,694
Hispano Finance        50,000                    1.98               3/14/2005                 49,593
(Delaware), Inc.
----------------------------------------------------------------------------------------------------
Sheffield              20,000                    1.84              11/17/2004                 19,981
Receivables
Corporation
----------------------------------------------------------------------------------------------------
Spintab AB             50,000                    1.70              11/29/2004                 49,922
----------------------------------------------------------------------------------------------------
Thunder Bay             8,067                    1.83              11/22/2004                  8,057
Funding LLC            20,184                    1.92              12/23/2004                 20,123
----------------------------------------------------------------------------------------------------
Total Commercial Paper (Cost--$854,184) .....................................                853,987
----------------------------------------------------------------------------------------------------
Corporate Notes--18.6%
----------------------------------------------------------------------------------------------------
American Honda         15,000                    1.93+              3/07/2005                 15,008
Finance                10,000                    2.16+              7/22/2005                 10,007
Corporation            25,000                    1.64+              8/04/2005                 25,000
                       36,000                    1.781+             8/15/2005                 36,026
----------------------------------------------------------------------------------------------------
Associates             34,000                    2.05+              6/27/2005                 34,000
Corporation of
North America
----------------------------------------------------------------------------------------------------
Beta Finance           51,000                    1.836+             9/12/2005                 51,003
Incorporated
----------------------------------------------------------------------------------------------------
Blue Heron             15,000                    1.963+             2/23/2005                 15,000
Funding IX,
Class A
----------------------------------------------------------------------------------------------------
CC (USA) Inc.          32,000                    1.81+              2/24/2005                 32,000
(Centauri)             25,000                    1.81+              2/25/2005                 24,995
----------------------------------------------------------------------------------------------------
General Electric       62,500                    1.989+            11/17/2005                 62,500
Capital
Corporation
----------------------------------------------------------------------------------------------------
Goldman Sachs          53,300                    1.86+             11/15/2005                 53,300
Group, Inc.
----------------------------------------------------------------------------------------------------
Household Finance      28,000                    1.919+            10/28/2005                 27,999
Corporation
----------------------------------------------------------------------------------------------------
J.P. Morgan            83,000                    1.99+              2/24/2005                 83,081
Chase & Co. Inc.
----------------------------------------------------------------------------------------------------
MetLife                13,000                    1.91+             11/15/2005                 13,000
Funding, Inc.
----------------------------------------------------------------------------------------------------


        MERRILL LYNCH RETIREMENT RESERVES MONEY FUND    OCTOBER 31, 2004       7

[LOGO] Merrill Lynch Investment Managers

Schedule of Investments (continued)                               (in Thousands)

                       Face                    Interest              Maturity
Issue                 Amount                     Rate*                 Date                Value
----------------------------------------------------------------------------------------------------
Corporate Notes (concluded)
----------------------------------------------------------------------------------------------------
Morgan Stanley       $ 50,000                    1.99+%             8/15/2005            $    50,000
                       22,000                    1.84+             11/04/2005                 22,000
                       14,000                    1.87+             11/15/2005                 14,000
----------------------------------------------------------------------------------------------------
Nationwide             13,000                    1.96+             10/28/2005                 13,000
Building Society
----------------------------------------------------------------------------------------------------
Northern Rock PLC      23,000                    1.87+             10/07/2005                 23,000
----------------------------------------------------------------------------------------------------
Permanent              23,000                    1.838+             6/10/2005                 23,000
Financing PLC
----------------------------------------------------------------------------------------------------
Pfizer, Inc.           25,700                    2.071+            11/04/2005                 25,700
----------------------------------------------------------------------------------------------------
The Procter &          34,500                    1.83+             10/07/2005                 34,500
Gamble Company
----------------------------------------------------------------------------------------------------
Sigma                  50,000                    1.88+             11/19/2004                 50,000
Finance Inc.           82,000                    1.81+              3/10/2005                 81,996
                       15,000                    1.82+              3/15/2005                 14,999
----------------------------------------------------------------------------------------------------
Westpac Banking        11,000                    1.85+             10/11/2005                 11,000
Corporation
----------------------------------------------------------------------------------------------------
Total Corporate Notes (Cost--$846,119) ......................................                846,114
----------------------------------------------------------------------------------------------------
Funding Agreements--4.9%
----------------------------------------------------------------------------------------------------
GE Life and Annuity    50,000                    1.90+              6/07/2005                 50,000
Assurance Company
----------------------------------------------------------------------------------------------------
Jackson National       50,000                    1.92+              5/02/2005                 50,000
Life Insurance
Company
----------------------------------------------------------------------------------------------------
Metropolitan Life      32,000                    1.95+              2/01/2005                 32,000
Insurance Company
----------------------------------------------------------------------------------------------------
Monumental Life        30,000                    1.985+             5/16/2005                 30,000
Insurance Company
----------------------------------------------------------------------------------------------------
New York Life          40,000                    1.90+              5/27/2005                 40,000
Insurance Company
----------------------------------------------------------------------------------------------------
The Travelers          20,000                    1.90+              3/01/2005                 20,000
Insurance Company
----------------------------------------------------------------------------------------------------
Total Funding Agreements (Cost--$222,000) ...................................                222,000
----------------------------------------------------------------------------------------------------
U.S. Government, Agency & Instrumentality
Obligations--Discount--5.1%
----------------------------------------------------------------------------------------------------
Fannie Mae             26,000                    1.49              11/01/2004                 25,997
Guaranteed             25,000                    1.263             11/03/2004                 24,995
Pass-Through           15,300                    1.00              12/23/2004                 15,258
                       62,900                    1.46               2/04/2005                 62,565
----------------------------------------------------------------------------------------------------
Freddie Mac            40,000                    1.28               1/05/2005                 39,860
Mortgage               25,000                    1.245              2/08/2005                 24,862
Participation          38,000                    1.16               3/08/2005                 37,723
----------------------------------------------------------------------------------------------------
Total U.S. Government, Agency & Instrumentality
Obligations--Discount (Cost--$231,556) ......................................                231,260
----------------------------------------------------------------------------------------------------
U.S. Government, Agency & Instrumentality
Obligations--Non-Discount--43.8%
----------------------------------------------------------------------------------------------------
Fannie Mae            132,500                    1.92+              1/07/2005                132,473
Guaranteed             78,000                    1.64+              2/18/2005                 77,985
Pass-Through          104,000                    1.829+             2/18/2005                103,993
                       21,100                    1.45               7/08/2005                 20,978
                       13,000                    7.00               7/15/2005                 13,424
                      127,500                    1.775+             7/29/2005                127,486
                      140,000                    1.789+             8/17/2005                139,966
                      102,000                    1.723+             8/29/2005                101,959
                       13,000                    2.10              10/21/2005                 12,962
                       12,390                    2.25               2/17/2006                 12,343
                        7,000                    1.80               4/20/2006                  6,918
                        8,700                    2.55               6/01/2006                  8,652
                        7,800                    1.98               6/26/2006                  7,714
                       10,000                    3.00               9/20/2006                 10,037
----------------------------------------------------------------------------------------------------
Federal Farm           27,000                    1.77+             11/04/2004                 27,000
Credit Banks          107,000                    1.775+            12/15/2004                107,000
                      135,000                    1.78+             12/17/2004                135,000
                       46,400                    1.77+              2/28/2005                 46,398
                       24,000                    1.846+             3/24/2005                 23,993
                       36,000                    1.75+              5/06/2005                 35,997
                      132,500                    1.755+             7/05/2005                132,506
                       13,400                    1.76+             12/05/2005                 13,402
                       23,000                    1.83+              2/21/2006                 22,994
                       13,000                    1.78+              3/08/2006                 13,000
                       28,000                    1.81+              5/19/2006                 27,991
                        9,900                    2.15               7/21/2006                  9,808
                       25,000                    1.80+              8/16/2006                 24,989
                       15,000                    1.86+              2/20/2008                 14,995
----------------------------------------------------------------------------------------------------
Federal Home           15,700                    2.125             12/15/2004                 15,702
Loan Banks             78,400                    1.625              4/15/2005                 78,214
                       62,500                    1.625              6/15/2005                 62,250
                       21,400                    1.42               6/30/2005                 21,277
                       38,000                    1.775+             7/15/2005                 37,996
                       83,000                    1.85+              7/26/2005                 82,988


8       MERRILL LYNCH RETIREMENT RESERVES MONEY FUND    OCTOBER 31, 2004

Schedule of Investments (concluded)                               (in Thousands)

                       Face                    Interest              Maturity
Issue                 Amount                     Rate*                 Date                Value
----------------------------------------------------------------------------------------------------
U.S. Government, Agency & Instrumentality
Obligations--Non-Discount (concluded)
----------------------------------------------------------------------------------------------------
Federal Home         $ 13,000                    1.75 %             8/15/2005            $    12,940
Loan Banks             47,500                    1.50               8/26/2005                 47,172
(concluded)            51,000                    1.745+             9/12/2005                 50,984
                       52,000                    1.789+             9/16/2005                 51,986
                       12,500                    2.40               5/03/2006                 12,458
                        5,560                    2.25               6/23/2006                  5,522
----------------------------------------------------------------------------------------------------
Freddie Mac            14,000                    3.25              11/15/2004                 14,009
Mortgage               12,400                    3.875              2/15/2005 (c)             12,464
Participation          11,000                    2.41              11/04/2005                 10,997
                       13,000                    2.30              11/17/2005                 12,980
                       13,000                    2.35              12/09/2005                 12,982
                       15,000                    2.20              12/30/2005                 14,948
                       15,000                    2.15               1/30/2006                 14,930
                        7,500                    2.15               2/17/2006                  7,462
----------------------------------------------------------------------------------------------------
Total U.S. Government, Agency &
Instrumentality Obligations --
Non-Discount (Cost--$1,993,624) .............................................              1,992,224
----------------------------------------------------------------------------------------------------
Repurchase Agreements--4.9%
----------------------------------------------------------------------------------------------------
$ 222,222   UBS Securities LLC, purchased on
            10/29/2004 to yield 1.85% to 11/01/2004,
            repurchase price $222,223, collateralized
            by Resolution Funding STRIPS, due 7/15/2013
            to 1/15/2021.                                                                $   222,222
----------------------------------------------------------------------------------------------------
Total Repurchase Agreements (Cost--$222,222) ................................                222,222
----------------------------------------------------------------------------------------------------

Shares
Held
----------------------------------------------------------------------------------------------------
Short-Term Investments--0.3%
----------------------------------------------------------------------------------------------------
12,822      Merrill Lynch Premier Institutional Fund (a)(b)                                   12,822
----------------------------------------------------------------------------------------------------
Total Short-Term Investments (Cost--$12,822) ................................                 12,822
----------------------------------------------------------------------------------------------------
Total Investments
(Cost--$4,631,493**)--101.9% ................................................              4,629,555

Liabilities in Excess of Other Assets--(1.9%) ...............................                (85,151)
                                                                                         -----------
Net Assets--100.0% ..........................................................            $ 4,544,404
                                                                                         ===========

----------------------------------------------------------------------------------------------------

* Commercial Paper and certain U.S. Government, Agency & Instrumentality Obligations are traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase by the Fund. Other securities bear interest at the rates shown, payable at fixed dates or upon maturity. Interest rates on variable rate securities are adjusted periodically based upon appropriate indexes; the interest rates shown are the rates in effect at October 31, 2004.
** The cost and unrealized appreciation/depreciation of investments as of October 31, 2004, as computed for federal income tax purposes, were as follows:

                                                                  (in Thousands)
      --------------------------------------------------------------------------
      Aggregate cost ................................               $ 4,631,512
                                                                    ===========

      Gross unrealized appreciation .................               $       193
      Gross unrealized depreciation .................                    (2,150)
                                                                    -----------
      Net unrealized depreciation ...................               $    (1,957)
                                                                    ===========

+     Floating rate note.
(a) Investments in companies considered to be an affiliate of the Fund (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

                                                                  (in Thousands)
      --------------------------------------------------------------------------
                                                                       Interest/
                                                             Net       Dividend
     Affiliate                                            Activity      Income
      --------------------------------------------------------------------------
      Merrill Lynch Liquidity Series, LLC
         Money Market Series                                    --     $      8

      Merrill Lynch Premier Institutional Fund            (211,499)    $    210
      --------------------------------------------------------------------------

(b)   Security was purchased with the cash proceeds from securities loans.
(c)   Security, or a portion of security, is on loan.

      See Notes to Financial Statements.


        MERRILL LYNCH RETIREMENT RESERVES MONEY FUND    OCTOBER 31, 2004       9

[LOGO] Merrill Lynch Investment Managers

Statement of Assets and Liabilities

As of October 31, 2004
=========================================================================================================================
Assets
-------------------------------------------------------------------------------------------------------------------------
                       Investments in unaffiliated securities, at value (including securities loaned of $12,464,034) (identified
                        cost--$4,618,671,111) ....................................                        $ 4,616,733,282
                       Investments in affiliated securities, at value (identified
                        cost--$12,821,600) .......................................                             12,821,600
                       Cash ......................................................                                165,140
                       Receivables:
                        Interest .................................................    $     6,637,400
                        Beneficial interest sold .................................            372,804
                        Securities lending .......................................              7,687           7,017,891
                                                                                      ---------------
                       Prepaid expenses ..........................................                                199,021
                                                                                                          ---------------
                       Total assets ..............................................                          4,636,936,934
                                                                                                          ---------------
=========================================================================================================================
Liabilities
-------------------------------------------------------------------------------------------------------------------------
                       Collateral on securities loaned, at value .................                             12,821,600
                       Payables:
                          Beneficial interest redeemed ...........................         50,565,174
                          Securities purchased ...................................         25,700,000
                          Investment adviser .....................................          1,860,574
                          Other affiliates .......................................            923,698
                          Distributor ............................................             24,831          79,074,277
                                                                                      ---------------
                       Accrued expenses and other liabilities ....................                                636,754
                                                                                                          ---------------
                       Total liabilities .........................................                             92,532,631
                                                                                                          ---------------
=========================================================================================================================
Net Assets
-------------------------------------------------------------------------------------------------------------------------
                       Net assets ................................................                        $ 4,544,404,303
                                                                                                          ===============
=========================================================================================================================
Net Assets Consist of
-------------------------------------------------------------------------------------------------------------------------
                       Class I Shares of beneficial interest, $.10 par value,
                        unlimited number of shares authorized ....................                        $   439,100,355
                       Class II Shares of beneficial interest, $.10 par value,
                        unlimited number of shares authorized ....................                             15,533,858
                       Paid-in capital in excess of par ..........................                          4,091,707,919
                       Unrealized depreciation--net ..............................                             (1,937,829)
                                                                                                          ---------------
                       Net Assets ................................................                        $ 4,544,404,303
                                                                                                          ===============
=========================================================================================================================
Net Asset Value
-------------------------------------------------------------------------------------------------------------------------
                       Class I--Based on net assets of $4,388,881,941 and
                        4,391,003,550 shares outstanding .........................                        $          1.00
                                                                                                          ===============
                       Class II--Based on net assets of $155,522,362 and
                        155,338,582 shares outstanding ...........................                        $          1.00
                                                                                                          ===============

      See Notes to Financial Statements.


10      MERRILL LYNCH RETIREMENT RESERVES MONEY FUND    OCTOBER 31, 2004

Statement of Operations

For the Year Ended October 31, 2004
=========================================================================================================================
Investment Income
-------------------------------------------------------------------------------------------------------------------------
                       Interest and amortization of premium and discount earned ..                        $    64,306,978
                       Securities lending--net ...................................                                217,541
                                                                                                          ---------------
                       Total income ..............................................                             64,524,519
                                                                                                          ---------------
=========================================================================================================================
Expenses
-------------------------------------------------------------------------------------------------------------------------
                       Investment advisory fees ..................................    $    20,325,426
                       Transfer agent fees--Class I ..............................          5,862,524
                       Accounting services .......................................            654,676
                       Registration fees .........................................            393,870
                       Distribution fees--Class II ...............................            346,659
                       Printing and shareholder reports ..........................            270,415
                       Transfer agent fees--Class II .............................            216,190
                       Professional fees .........................................            132,477
                       Custodian fees ............................................            130,839
                       Trustees' fees and expenses ...............................            115,361
                       Pricing services ..........................................             17,988
                       Other .....................................................             96,897
                                                                                      ---------------
                       Total expenses ............................................                             28,563,322
                                                                                                          ---------------
                       Investment income--net ....................................                             35,961,197
                                                                                                          ---------------
=========================================================================================================================
Realized & Unrealized Gain (Loss)--Net
-------------------------------------------------------------------------------------------------------------------------
                       Realized gain on investments--net .........................                                134,346
                       Change in unrealized appreciation/depreciation on
                        investments--net .........................................                             (1,954,604)
                                                                                                          ---------------
                       Total realized and unrealized loss--net ...................                             (1,820,258)
                                                                                                          ---------------
                       Net Increase in Net Assets Resulting from Operations ......                        $    34,140,939
                                                                                                          ===============

      See Notes to Financial Statements.


        MERRILL LYNCH RETIREMENT RESERVES MONEY FUND    OCTOBER 31, 2004      11

[LOGO] Merrill Lynch Investment Managers

Statements of Changes in Net Assets

                                                                                               For the Year Ended
                                                                                                   October 31,
                                                                                      -----------------------------------
Increase (Decrease) in Net Assets:                                                           2004                2003
=========================================================================================================================
Operations
-------------------------------------------------------------------------------------------------------------------------
                       Investment income--net ....................................    $    35,961,197     $    55,793,627
                       Realized gain--net ........................................            134,346             349,865
                       Change in unrealized appreciation/depreciation--net .......         (1,954,604)         (7,367,619)
                                                                                      -----------------------------------
                       Net increase in net assets resulting from operations ......         34,140,939          48,775,873
                                                                                      -----------------------------------
=========================================================================================================================
Dividends &Distributions to Shareholders
-------------------------------------------------------------------------------------------------------------------------
                       Investment income--net:
                          Class I ................................................        (35,028,102)        (54,142,456)
                          Class II ...............................................           (933,095)         (1,651,171)
                       Realized gain--net:
                          Class I ................................................           (129,367)           (336,754)
                          Class II ...............................................             (4,979)            (13,111)
                                                                                      -----------------------------------
                       Net decrease in net assets resulting from dividends and
                        distributions to shareholders ............................        (36,095,543)        (56,143,492)
                                                                                      -----------------------------------
=========================================================================================================================
Beneficial Interest Transactions
-------------------------------------------------------------------------------------------------------------------------
                       Net decrease in net assets derived from beneficial interest
                        transactions .............................................       (854,711,281)     (1,527,088,257)
                                                                                      -----------------------------------
=========================================================================================================================
Net Assets
-------------------------------------------------------------------------------------------------------------------------
                       Total decrease in net assets ..............................       (856,665,885)     (1,534,455,876)
                       Beginning of year .........................................      5,401,070,188       6,935,526,064
                                                                                      -----------------------------------
                       End of year ...............................................    $ 4,544,404,303     $ 5,401,070,188
                                                                                      ===================================

      See Notes to Financial Statements.


12      MERRILL LYNCH RETIREMENT RESERVES MONEY FUND    OCTOBER 31, 2004

Financial Highlights

                                                                                             Class I
The following per share data and ratios have been derived   -----------------------------------------------------------------------
from information provided in the financial statements.                           For the Year Ended October 31,
                                                            -----------------------------------------------------------------------
Increase (Decrease) in Net Asset Value:                         2004           2003           2002           2001          2000
===================================================================================================================================
Per Share Operating Performance
-----------------------------------------------------------------------------------------------------------------------------------
                       Net asset value, beginning of year   $      1.00    $      1.00    $      1.00    $      1.00    $      1.00
                                                            -----------------------------------------------------------------------
                       Investment income--net ...........         .0075          .0088          .0163          .0460          .0583
                       Realized and unrealized gain
                        (loss)--net .....................        (.0004)        (.0011)        (.0012)         .0021          .0010
                                                            -----------------------------------------------------------------------
                       Total from investment operations .         .0071          .0077          .0151          .0481          .0593
                                                            -----------------------------------------------------------------------
                       Less dividends and distributions:
                          Investment income--net ........        (.0075)        (.0088)        (.0163)        (.0460)        (.0583)
                          Realized gain--net ............            --+        (.0001)        (.0001)        (.0002)            --
                                                            -----------------------------------------------------------------------
                       Total dividends and distributions         (.0075)        (.0089)        (.0164)        (.0462)        (.0583)
                                                            -----------------------------------------------------------------------
                       Net asset value, end of year .....   $      1.00    $      1.00    $      1.00    $      1.00    $      1.00
                                                            =======================================================================
                       Total investment return ..........           .75%           .88%          1.66%          4.73%          5.93%
                                                            =======================================================================
===================================================================================================================================
Ratios to Average Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
                       Expenses .........................           .58%           .55%           .56%           .58%           .51%
                                                            =======================================================================
                       Investment income and realized
                        gain--net .......................           .74%           .90%          1.65%          4.68%          5.76%
                                                            =======================================================================
===================================================================================================================================
Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
                       Net assets, end of year
                        (in thousands) ..................   $ 4,388,882    $ 5,199,455    $ 6,669,287    $ 7,594,189    $ 9,303,582
                                                            =======================================================================

+     Amount is less than $(.0001) per share.

      See Notes to Financial Statements.


        MERRILL LYNCH RETIREMENT RESERVES MONEY FUND    OCTOBER 31, 2004      13

[LOGO] Merrill Lynch Investment Managers

Financial Highlights (concluded)

                                                                                            Class II
The following per share data and ratios have been derived   -----------------------------------------------------------------------
from information provided in the financial statements.                           For the Year Ended October 31,
                                                            -----------------------------------------------------------------------
Increase (Decrease) in Net Asset Value:                         2004           2003           2002           2001           2000
===================================================================================================================================
Per Share Operating Performance
-----------------------------------------------------------------------------------------------------------------------------------
                       Net asset value, beginning of year   $      1.00    $      1.00    $      1.00    $      1.00    $      1.00
                                                            -----------------------------------------------------------------------
                       Investment income--net ...........         .0055          .0069          .0144          .0440          .0566
                       Realized and unrealized gain
                        (loss)--net .....................        (.0004)        (.0011)        (.0013)         .0021          .0010
                                                            -----------------------------------------------------------------------
                       Total from investment operations .         .0051          .0058          .0131          .0461          .0576
                                                            -----------------------------------------------------------------------
                       Less dividends and distributions:
                          Investment income--net ........        (.0055)        (.0069)        (.0143)        (.0440)        (.0566)
                          Realized gain--net ............            --+        (.0001)        (.0001)        (.0002)            --
                                                            -----------------------------------------------------------------------
                       Total dividends and distributions         (.0055)        (.0070)        (.0144)        (.0442)        (.0566)
                                                            -----------------------------------------------------------------------
                       Net asset value, end of year .....   $      1.00    $      1.00    $      1.00    $      1.00    $      1.00
                                                            =======================================================================
                       Total investment return ..........           .55%           .69%          1.46%          4.52%          5.72%
                                                            =======================================================================
===================================================================================================================================
Ratios to Average Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
                       Expenses .........................           .78%           .75%           .76%           .79%           .71%
                                                            =======================================================================
                       Investment income and realized
                        gain--net .......................           .54%           .70%          1.46%          4.57%          5.52%
                                                            =======================================================================
===================================================================================================================================
Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
                       Net assets, end of year
                        (in thousands) ..................   $   155,522    $   201,615    $   266,239    $   366,217    $   593,339
                                                            =======================================================================

+     Amount is less than $(.0001) per share.

      See Notes to Financial Statements.


14      MERRILL LYNCH RETIREMENT RESERVES MONEY FUND    OCTOBER 31, 2004

Notes to Financial Statements

1. Significant Accounting Policies:

Merrill Lynch Retirement Reserves Money Fund (the "Fund") is a separate Fund offering separate classes of shares of Merrill Lynch Retirement Series Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which will comprise a series of separate portfolios offering a separate class of shares to participants in the retirement plans for which Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), acts as passive custodian. The Fund's financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. The Fund offers multiple classes of shares. Class I and Class II Shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class and Class II Shares bear certain expenses related to the distribution of such shares. Income, expenses (other than expenses attributed to a specific class) and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. At the present time, the Fund is the only series offered. The following is a summary of significant accounting policies consistently followed by the Fund.

(a) Valuation of investments -- Portfolio securities with remaining maturities of greater than sixty days, for which market quotations are readily available, are valued at market value. As securities transition from sixty-one to sixty days to maturity, the difference between the valuation existing on the sixty-first day before maturity and maturity value is amortized on a straight-line basis to maturity. Securities maturing sixty days or less from their date of acquisition are valued at amortized cost, which approximates market value. For purposes of valuation, the maturity of a variable rate security is deemed to be the next coupon date on which the interest rate is to be adjusted. Other investments and assets for which market quotations are not available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

(b) Repurchase agreements -- The Fund may invest in U.S. government and agency securities pursuant to repurchase agreements. Under such agreements, the counterparty agrees to repurchase the security at a mutually agreed upon time and price. The Fund takes possession of the underlying securities, marks-to-market such securities and, if necessary, receives additional securities daily to ensure that the contract is fully collateralized. If the seller defaults and the fair value of the collateral declines, liquidation of the collateral of the Fund may be delayed or limited.

(c) Reverse repurchase agreements -- The Fund may invest in reverse repurchase agreements. Under a reverse repurchase agreement, the Fund sells securities and agrees to repurchase them at a mutually agreed upon date and price. At the time the Fund enters into a reverse repurchase agreement, it will establish a segregated account with the custodian containing cash, cash equivalents or liquid high grade debt securities having a value at least equal to the repurchase price.

(d) Income taxes -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

(e) Security transactions and investment income -- Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income (including amortization of premium and discount) is recognized on the accrual basis.

(f) Prepaid registration fees -- Prepaid registration fees are charged to expense as the related shares are issued.

(g) Dividends and distributions to shareholders -- The Fund declares dividends daily and reinvests daily such dividends in additional fund shares at net asset value. Dividends and distributions are declared from the total of net investment income and net realized gains or losses on investments.

(h) Securities lending -- The Fund may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. Where the Fund receives securities as collateral for the loaned securities, it collects a fee from the borrower. The Fund typically receives the income on the loaned securities but does not receive the income on the collateral. Where the


        MERRILL LYNCH RETIREMENT RESERVES MONEY FUND    OCTOBER 31, 2004      15

[LOGO] Merrill Lynch Investment Managers

Fund receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Fund may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Fund could experience delays and costs in gaining access to the collateral. The Fund also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Fund has entered into an Investment Advisory Agreement with Merrill Lynch Investment Managers, L.P. ("MLIM"). The general partner of MLIM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of ML & Co., which is the limited partner. The Fund has entered into a Distribution Agreement and Distribution Plan with FAM Distributors, Inc. ("FAMD" or the "Distributor"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc.

MLIM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee based upon the average daily value of the Fund's net assets at the following annual rates: .50% of the Fund's average daily net assets not exceeding $1 billion; .45% of average daily net assets in excess of $1 billion but not exceeding $2 billion; .40% of average daily net assets in excess of $2 billion but not exceeding $3 billion; .375% of average daily net assets in excess of $3 billion but not exceeding $4 billion; .35% of average daily net assets in excess of $4 billion but not exceeding $7 billion; .325% of average daily net assets in excess of $7 billion but not exceeding $10 billion; .30% of average daily net assets in excess of $10 billion but not exceeding $15 billion and .29% of average daily net assets in excess of $15 billion.

Pursuant to the Distribution Plan adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor an ongoing distribution fee accrued daily and paid monthly at the annual rate of ..20% of the Fund's average daily net assets attributable to Class II Shares. This fee is used to help defray the expenses associated with marketing activities and services related to Class II Shares.

The Fund has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to MLPF&S or its affiliates. Pursuant to that order, the Fund also has retained Merrill Lynch Investment Managers, LLC ("MLIM, LLC"), an affiliate of MLIM, as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. MLIM, LLC may, on behalf of the Fund, invest cash collateral received by the Fund for such loans, among other things, in a private investment company managed by MLIM, LLC or in registered money market funds advised by MLIM or its affiliates. For the year ended October 31, 2004, MLIM, LLC received $105,710 in securities lending agent fees.

For the year ended October 31, 2004, the Fund reimbursed MLIM $100,498 for certain accounting services.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Certain officers and/or trustees of the Trust are officers and/or directors of MLIM, FAMD, FDS, PSI, and/or ML & Co.

3. Shares of Beneficial Interest:

Net decrease in net assets derived from beneficial interest transactions was $854,711,281 and $1,527,088,257 for the years ended October 31, 2004 and October 31, 2003, respectively.


16      MERRILL LYNCH RETIREMENT RESERVES MONEY FUND    OCTOBER 31, 2004

Notes to Financial Statements (concluded)

Transactions in shares of beneficial interest for each class were as follows:

--------------------------------------------------------------------------------
Class I Shares for the Year                                           Dollar
Ended October 31, 2004                          Shares                Amount
--------------------------------------------------------------------------------
Shares sold ........................       15,102,897,068      $ 15,102,897,068
Shares issued to shareholders
   in reinvestment of dividends
   and distributions ...............           35,116,131            35,116,131
                                         --------------------------------------
Total issued .......................       15,138,013,199        15,138,013,199
Shares redeemed ....................      (15,946,694,510)      (15,946,694,510)
                                         --------------------------------------
Net decrease .......................         (808,681,311)     $   (808,681,311)
                                         ======================================

--------------------------------------------------------------------------------
Class I Shares for the Year                                           Dollar
Ended October 31, 2003                          Shares                Amount
--------------------------------------------------------------------------------
Shares sold ........................       16,130,813,502      $ 16,130,813,502
Shares issued to shareholders
   in reinvestment of dividends
   and distributions ...............           54,410,998            54,410,998
                                         --------------------------------------
Total issued .......................       16,185,224,500        16,185,224,500
Shares redeemed ....................      (17,647,969,122)      (17,647,969,122)
                                         --------------------------------------
Net decrease .......................       (1,462,744,622)     $ (1,462,744,622)
                                         ======================================

--------------------------------------------------------------------------------
Class II Shares for the Year                                          Dollar
Ended October 31, 2004                          Shares                Amount
--------------------------------------------------------------------------------
Shares sold ........................          178,036,960      $    178,036,960
Shares issued to shareholders
   in reinvestment of dividends
   and distributions ...............              933,095               933,095
                                         --------------------------------------
Total issued .......................          178,970,055           178,970,055
Shares redeemed ....................         (225,000,025)         (225,000,025)
                                         --------------------------------------
Net decrease .......................          (46,029,970)     $    (46,029,970)
                                         ======================================

--------------------------------------------------------------------------------
Class II Shares for the Year                                          Dollar
Ended October 31, 2003                          Shares                Amount
--------------------------------------------------------------------------------
Shares sold ........................          192,329,461      $    192,329,461
Shares issued to shareholders
   in reinvestment of dividends
   and distributions ...............            1,661,660             1,661,660
                                         --------------------------------------
Total issued .......................          193,991,121           193,991,121
Shares redeemed ....................         (258,334,756)         (258,334,756)
                                         --------------------------------------
Net decrease .......................          (64,343,635)     $    (64,343,635)
                                         ======================================

4. Distributions to Shareholders:

The tax character of distributions paid during the fiscal years ended October 31, 2004 and October 31, 2003 was as follows:

--------------------------------------------------------------------------------
                                                   10/31/2004         10/31/2003
--------------------------------------------------------------------------------
Distributions paid from:
   Ordinary income .......................        $36,086,932        $56,143,492
   Long-term capital gains ...............              8,611                 --
                                                  ------------------------------
Total taxable distributions ..............        $36,095,543        $56,143,492
                                                  ==============================

As of October 31, 2004, there were no significant differences between the book and tax components of net assets.


        MERRILL LYNCH RETIREMENT RESERVES MONEY FUND    OCTOBER 31, 2004      17

[LOGO] Merrill Lynch Investment Managers

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of Merrill Lynch Retirement Reserves Money Fund of Merrill Lynch Retirement Series Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Merrill Lynch Retirement Reserves Money Fund of Merrill Lynch Retirement Series Trust as of October 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2004, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Merrill Lynch Retirement Reserves Money Fund of Merrill Lynch Retirement Series Trust as of October 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Deloitte & Touche LLP
Princeton, New Jersey
December 10, 2004


18      MERRILL LYNCH RETIREMENT RESERVES MONEY FUND    OCTOBER 31, 2004

Officers and Trustees (unaudited)

                                                                                                       Number of
                                                                                                       Portfolios in   Other Public
                           Position(s)  Length of                                                      Fund Complex    Directorships
                           Held with    Time                                                           Overseen by     Held by
Name        Address & Age  Fund         Served   Principal Occupation(s) During Past 5 Years           Trustee         Trustee
====================================================================================================================================
Interested Trustee
------------------------------------------------------------------------------------------------------------------------------------
Terry K.    P.O. Box 9011  President    1999 to  President of the Merrill Lynch Investment Managers,   124 Funds       None
Glenn*      Princeton, NJ  and          present  L.P. ("MLIM")/Fund Asset Management, L.P.             157 Portfolios
            08543-9011     Trustee               ("FAM")-advised funds since 1999; Chairman
            Age: 64                              (Americas Region) of MLIM from 2000 to 2002;
                                                 Executive Vice President of MLIM and FAM (which
                                                 terms as used herein include their corporate
                                                 predecessors) from 1983 to 2002; President of
                                                 FAM Distributors, Inc. ("FAMD") from 1986 to 2002
                                                 and Director thereof from 1991 to 2002; Executive
                                                 Vice President and Director of Princeton Services,
                                                 Inc. ("Princeton Services") from 1993 to 2002;
                                                 President of Princeton Administrators, L.P. from
                                                 1989 to 2002; Director of Financial Data Services,
                                                 Inc. since 1985.
            ------------------------------------------------------------------------------------------------------------------------
            * Mr. Glenn is a director, trustee or member of an advisory board of certain other investment companies for which MLIM or FAM acts as investment adviser. Mr. Glenn is an "interested person," as described in the Investment Company Act, of the Fund based on his present and former positions with MLIM, FAM, FAMD, Princeton Services and Princeton
              Administrators, L.P. The Trustee's term is unlimited. Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. As Fund President, Mr. Glenn serves at the pleasure of the Board of Trustees.

====================================================================================================================================
Independent Trustees*
------------------------------------------------------------------------------------------------------------------------------------
James H.    P.O. Box 9095  Trustee      2002 to  Director, The China Business Group, Inc. since 1996   38 Funds        None
Bodurtha    Princeton, NJ               present  and Executive Vice President thereof from 1996 to     55 Portfolios
            08543-9095                           2003; Chairman of the Board, Berkshire Holding
            Age: 60                              Corporation since 1980; Partner, Squire, Sanders &
                                                 Dempsey from 1980 to 1993.
------------------------------------------------------------------------------------------------------------------------------------
Joe Grills  P.O. Box 9095  Trustee      1994 to  Member of the Committee of Investment of Employee     38 Funds        Kimco Realty
            Princeton, NJ               present  Benefit Assets of the Association of Financial        55 Portfolios   Corporation
            08543-9095                           Professionals ("CIEBA") since 1986; Member of
            Age: 69                              CIEBA's Executive Committee since 1988 and its
                                                 Chairman from 1991 to 1992; Assistant Treasurer
                                                 of International Business Machines Corporation
                                                 ("IBM") and Chief Investment Officer of IBM
                                                 Retirement Funds from 1986 to 1993; Member of
                                                 the Investment Advisory Committee of the State of
                                                 New York Common Retirement Fund since 1989;
                                                 Member of the Investment Advisory Committee of
                                                 the Howard Hughes Medical Institute from 1997 to
                                                 2000; Director, Duke University Management Company
                                                 from 1992 to 2004, Vice Chairman thereof from 1998
                                                 to 2004 and Director Emeritus thereof since 2004;
                                                 Director, LaSalle Street Fund from 1995 to 2001;
                                                 Director, Kimco Realty Corporation since 1997;
                                                 Member of the Investment Advisory Committee of
                                                 the Virginia Retirement System since 1998 and Vice
                                                 Chairman thereof since 2002; Director, Montpelier
                                                 Foundation since 1998 and its Vice Chairman since
                                                 2000; Member of the Investment Committee of the
                                                 Woodberry Forest School since 2000; Member of the
                                                 Investment Committee of the National Trust for
                                                 Historic Preservation since 2000.


        MERRILL LYNCH RETIREMENT RESERVES MONEY FUND    OCTOBER 31, 2004      19

[LOGO] Merrill Lynch Investment Managers

                                                                                                       Number of
                                                                                                       Portfolios in   Other Public
                           Position(s)  Length of                                                      Fund Complex    Directorships
                           Held with    Time                                                           Overseen by     Held by
Name        Address & Age  Fund         Served   Principal Occupation(s) During Past 5 Years           Trustee         Trustee
====================================================================================================================================
Independent Trustees* (concluded)
------------------------------------------------------------------------------------------------------------------------------------
Herbert I.  P.O. Box 9095  Trustee      2002 to  John M. Olin Professor of Humanities, New York        38 Funds        None
London      Princeton, NJ               present  University since 1993 and Professor thereof since     55 Portfolios
            08543-9095                           1980; President, Hudson Institute since 1997 and
            Age: 65                              Trustee thereof since 1980; Dean, Gallatin Division
                                                 of New York University from 1976 to 1993;
                                                 Distinguished Fellow, Herman Kahn Chair, Hudson
                                                 Institute from 1984 to 1985; Director, Damon Corp.
                                                 from 1991 to 1995; Overseer, Center for Naval
                                                 Analyses from 1983 to 1993.
------------------------------------------------------------------------------------------------------------------------------------
Roberta     P.O. Box 9095  Trustee      2002 to  Shareholder, Modrall, Sperling, Roehl, Harris &       38 Funds        None
Cooper      Princeton, NJ               present  Sisk, P.A. since 1993; President, American Bar        55 Portfolios
Ramo        08543-9095                           Association from 1995 to 1996 and Member of the Board
            Age: 62                              of Governors thereof from 1994 to 1997; Shareholder,
                                                 Poole, Kelly & Ramo, Attorneys at Law, P.C. from
                                                 1977 to 1993; Director of Coopers, Inc. since 1999;
                                                 Director of ECMC Group (service provider to students,
                                                 schools and lenders) since 2001; Director, United
                                                 New Mexico Bank (now Wells Fargo) from 1983
                                                 to 1988; Director, First National Bank of New Mexico
                                                 (now Wells Fargo) from 1975 to 1976; Vice President,
                                                 American Law Institute since 2004.
------------------------------------------------------------------------------------------------------------------------------------
Robert S.   P.O. Box 9095  Trustee      1996 to  Principal of STI Management (investment adviser)      38 Funds        None
Salomon,    Princeton, NJ               present  since 1994; Chairman and CEO of Salomon Brothers      55 Portfolios
Jr.         08543-9095                           Asset Management from 1992 to 1995; Chairman
            Age: 67                              of Salomon Brothers equity mutual funds from 1992
                                                 to 1995; regular columnist with Forbes Magazine
                                                 from 1992 to 2002; Director of Stock Research and
                                                 U.S. Equity Strategist at Salomon Brothers from 1975
                                                 to 1991; Trustee, Commonfund from 1980 to 2001.
------------------------------------------------------------------------------------------------------------------------------------
Stephen B.  P.O. Box 9095  Trustee      1984 to  Chairman of Fernwood Advisors, Inc. (investment       39 Funds        None
Swensrud    Princeton, NJ               present  adviser) since 1996; Principal, Fernwood Associates   56 Portfolios
            08543-9095                           (financial consultants) since 1975; Chairman of R.P.P.
            Age: 71                              Corporation (manufacturing company) since 1978;
                                                 Director of International Mobile Communications,
                                                 Incorporated (telecommunications) since 1998.
            ------------------------------------------------------------------------------------------------------------------------
            * The Trustee's term is unlimited. Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.


20      MERRILL LYNCH RETIREMENT RESERVES MONEY FUND    OCTOBER 31, 2004

Officers and Trustees (unaudited) (concluded)

                           Position(s)  Length of
                           Held with    Time
Name        Address & Age  Fund         Served   Principal Occupation(s) During Past 5 Years
====================================================================================================================================
Fund Officers*
------------------------------------------------------------------------------------------------------------------------------------
Donald C.   P.O. Box 9011  Vice         1993 to  First Vice President of MLIM and FAM since 1997 and Treasurer thereof since 1999;
Burke       Princeton, NJ  President    present  Senior Vice President and Treasurer of Princeton Services since 1999 and Director
            08543-9011     and          and      since 2004; Vice President of FAMD since 1999; Vice President of MLIM and FAM from
            Age: 44        Treasurer    1999 to  1990 to 1997; Director of MLIM Taxation since 1990.
                                        present
------------------------------------------------------------------------------------------------------------------------------------
Kevin       P.O. Box 9011  Senior       1997 to  Managing Director of MLIM since 2000; Director (Global Fixed Income) of MLIM from
McKenna     Princeton, NJ  Vice         present  1997 to 2000.
            08543-9011     President
            Age: 47
------------------------------------------------------------------------------------------------------------------------------------
Donaldo S.  P.O. Box 9011  Vice         2002 to  Vice President of MLIM since 1985.
Benito      Princeton, NJ  President    present
            08543-9011
            Age: 59
------------------------------------------------------------------------------------------------------------------------------------
Jeffrey     P.O. Box 9011  Chief        2004 to  Chief Compliance Officer of the MLIM/FAM-advised funds and First Vice President and
Hiller      Princeton, NJ  Compliance   present  Chief Compliance Officer of MLIM since 2004; Global Director of Compliance at
            08543-9011     Officer               Morgan Stanley Investment Management from 2002 to 2004; Managing Director and
            Age: 53                              Global Director of Compliance at Citigroup Asset Management from 2000 to 2002;
                                                 Chief Compliance Officer at Soros Fund Management in 2000; Chief Compliance Officer
                                                 at Prudential Financial from 1995 to 2000.
------------------------------------------------------------------------------------------------------------------------------------
Alice A.    P.O. Box 9011  Secretary    2004 to  Director (Legal Advisory) of MLIM since 2002; Vice President of MLIM from 1999 to
Pellegrino  Princeton, NJ               present  2002; Attorney associated with MLIM since 1997.
            08543-9011
            Age: 44
            ------------------------------------------------------------------------------------------------------------------------
            * Officers of the Fund serve at the pleasure of the Board of Trustees.
------------------------------------------------------------------------------------------------------------------------------------
            Further information about the Fund's Officers and Trustees is available in the Fund's Statement of Additional
            Information, which can be obtained without charge by calling 1-800-MER-FUND.
------------------------------------------------------------------------------------------------------------------------------------

Custodian

The Bank of New York
100 Church Street
New York, NY 10286

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
800-221-7210

--------------------------------------------------------------------------------
 Andre F. Perold resigned as a Trustee of the Fund effective October 22, 2004.
--------------------------------------------------------------------------------


        MERRILL LYNCH RETIREMENT RESERVES MONEY FUND    OCTOBER 31, 2004      21

[LOGO] Merrill Lynch Investment Managers

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's Web site at http://www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


22      MERRILL LYNCH RETIREMENT RESERVES MONEY FUND    OCTOBER 31, 2004

[LOGO] Merrill Lynch Investment Managers                         www.mlim.ml.com

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Past performance results shown in this report should not be considered a representation of future performance, which will fluctuate. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free 1-800-MER-FUND (1-800-637-3863); (2) at www.mutualfunds.ml.com; and (3) on the Securities and Exchange Commission's Web site at http://www.sec.gov. Information about how the Fund voted proxies relating to securities held in the Fund's portfolio during the most recent 12-month period ended June 30 is available (1) at www.mutualfunds.ml.com and (2) on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Merrill Lynch Retirement Reserves Money Fund
Of Merrill Lynch Retirement Series Trust
Box 9011
Princeton, NJ
08543-9011

                                                                 #10262 -- 10/04

Item 2 - Code of Ethics - The registrant has adopted a code of ethics, as of the end of the period covered by this report, that applies to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. A copy of the code of ethics is available without charge upon request by calling toll-free 1-800-MER-FUND (1-800-637-3863).

Item 3 - Audit Committee Financial Expert - The registrant's board of directors has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent: (1) Joe Grills,
         (2) Andre F. Perold (resigned as of October 1, 2004), (3) Robert S. Salomon, Jr., and (4) Stephen B. Swensrud.

Item 4 - Principal Accountant Fees and Services

         (a) Audit Fees -         Fiscal Year Ending October 31, 2004 - $33,000
                                  Fiscal Year Ending October 31, 2003 - $31,700

         (b) Audit-Related Fees - Fiscal Year Ending October 31, 2004 - $0
                                  Fiscal Year Ending October 31, 2003 - $0

         (c) Tax Fees -           Fiscal Year Ending October 31, 2004 - $5,200
                                  Fiscal Year Ending October 31, 2003 - $4,800

         The nature of the services include tax compliance, tax advice and tax planning.

         (d) All Other Fees -     Fiscal Year Ending October 31, 2004 - $0
                                  Fiscal Year Ending October 31, 2003 - $0

         (e)(1) The registrant's audit committee (the "Committee") has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the registrant's affiliated service providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are a) consistent with the SEC's auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis ("general pre-approval"). However, such services will only be deemed pre-approved provided that any individual project does not exceed $5,000 attributable to the registrant or $50,000 for all of the registrants the Committee oversees. Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.

         (e)(2) 0%

         (f) Not Applicable

         (g) Fiscal Year Ending October 31, 2004 - $13,270,096
             Fiscal Year Ending October 31, 2003 - $18,737,552

         (h) The registrant's audit committee has considered and determined that the provision of non-audit services that were rendered to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

         Regulation S-X Rule 2-01(c)(7)(ii) - $945,000, 0%

Item 5 - Audit Committee of Listed Registrants - Not Applicable

Item 6 - Schedule of Investments - Not Applicable

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable

Item 8 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 9 - Submission of Matters to a Vote of Security Holders - Not Applicable

Item 10 - Controls and Procedures

10(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

10(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11 - Exhibits attached hereto

11(a)(1) - Code of Ethics - See Item 2

11(a)(2) - Certifications - Attached hereto

11(a)(3) - Not Applicable

11(b) - Certifications - Attached hereto

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

        Merrill Lynch Retirement Reserves Money Fund of Merrill Lynch Retirement Series Trust


        By: /s/ Terry K. Glenn
            -----------------------------
            Terry K. Glenn,
            President of
            Merrill Lynch Retirement Reserves Money Fund of Merrill Lynch Retirement Series Trust

        Date: December 13, 2004

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


        By: /s/ Terry K. Glenn
            -----------------------------
            Terry K. Glenn,
            President of
            Merrill Lynch Retirement Reserves Money Fund of Merrill Lynch Retirement Series Trust

        Date: December 13, 2004


        By: /s/ Donald C. Burke
            -----------------------------
            Donald C. Burke,
            Chief Financial Officer of
            Merrill Lynch Retirement Reserves Money Fund of Merrill Lynch Retirement Series Trust

        Date: December 13, 2004